ACCOUNTS RECEIVABLE AND OTHER (Details) In Millions, unless otherwise specified						6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Special Purpose Entity USD ($)	Jun. 30, 2014 Special Purpose Entity CAD	Dec. 31, 2013 Special Purpose Entity USD ($)	Dec. 31, 2013 Special Purpose Entity CAD	Jun. 30, 2014 Special Purpose Entity Maximum USD ($)
Accounts receivable and other
Percentage of ownership in SPE to avail receivable owned by SPE	100.00%
Accumulated purchases, net of collections						$ 450
Trade and accrued receivables		$ 408	436	$ 380	404